CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts receivable and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable and other assets:
Deferred payment consideration	$ 107.9	$ 125.8
Prepaid expenses	43.1	33.8
VAT receivable	44.7	90.9
Deposits	14.5	7.9
Other	58.5	59.8
Total accounts receivable and other assets	268.7	318.2
La Coipa
Accounts receivable and other assets:
VAT receivable		40.8
Russian operation
Accounts receivable and other assets:
Deferred payment consideration		36.6
Chirano
Accounts receivable and other assets:
Deferred payment consideration	$ 107.9	$ 89.2